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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                            Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through December 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Research Fund

--------------------------------------------------------------------------------
Annual Report | December 31, 2009
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PATMX
Class B   PBTMX
Class C   PCTMX
Class Y   PRFYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             7
Prices and Distributions                                      8
Performance Update                                            9
Comparing Ongoing Fund Expenses                              13
Schedule of Investments                                      15
Financial Statements                                         24
Notes to Financial Statements                                32
Report of Independent Registered Public Accounting Firm      40
Approval of Investment Advisory Agreement                    41
Trustees, Officers and Service Providers                     45


                          Pioneer Research Fund | Annual Report | 12/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Research Fund | Annual Report | 12/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                          Pioneer Research Fund | Annual Report | 12/31/09     3

Portfolio Management Discussion | 12/31/09

In the following interview, John Peckham, CFA, Head of Global Fundamental Research at Pioneer Investments, discusses the 12 months ended December 31, 2009, and the factors influencing Pioneer Research Fund's performance during that period. Mr. Peckham is responsible for the day-to-day management of the Fund.

Q Could you discuss the investment environment over the 12 months ended December 31, 2009?

A 2009 was a very challenging year, as the market swung from the panic of its March low, to optimism, as the capital markets thawed and investors realized the worst-case scenario -- a possible repeat of the Great Depression -- was off the table. By the end of December 2009, the Standard and Poor's 500 Index (the S&P 500) was up by more than 26% for the full year and by more than 66% from its March low.

Q  How did the Fund perform over the 12 months ended December 31, 2009?

A Pioneer Research Fund's Class A shares returned 29.11% at net asset value over the 12 months ended December 31, 2009, while the Fund's benchmark, the S&P 500, returned 26.47%. Over the same period, the average return of the 906 funds in Lipper's Large Cap Core category was 27.14%.

   We are pleased that the Fund was able to successfully manage through a very volatile market and deliver performance that beat its Lipper peers and the S&P 500 over the full 12-month period. Throughout the year we stuck to our discipline and remained focused on stock picking. As valuations reached extremes in the early part of 2009, we used the opportunity to buy cheap stocks and transition the Fund from a defensive positioning to a more pro-cyclical positioning, including adding mid-cap names that looked especially attractive.

   As the year progressed and mid- and large-cap valuations diverged, we used the opportunity to sell some mid-cap winners and invest the Fund in comparatively cheaper large-cap names. Our valuation discipline served the Fund well, as we bought low, sold high and met our commitment to our shareholders.

Q What specific factors contributed to the Fund's outperformance of the benchmark S&P 500 during the 12 months ended December 31, 2009?

A Consistent with our strategy, all of the Fund's outperformance in 2009 was driven by stock picking. This has been, and continues to be, our core competency and primary competitive advantage. We believe stock picking is a durable strategy that can produce strong performance in up, down and


4     Pioneer Research Fund | Annual Report | 12/31/09
   sideways markets. In fact, over the past several years, the Fund has beaten its peers and the S&P 500 in a variety of market conditions, including the 2008 sell off and the 2009 recovery.

   By sticking to what we know, stock picking, we avoid the top-down traps of market timing, interest rate guessing, commodity price speculating, and the always hazardous macroeconomic forecasting.

Q Which Fund holdings had the greatest positive and negative effects on performance relative to the benchmark S&P 500 Index over the 12-month period ended December 31, 2009?

A Technology was the best-performing sector in the S&P 500 last year (up by 62%) and, not surprisingly, the Fund's top five stocks in 2009 were all Technology names: Apple, Google, Cisco Systems, Intel, and Hewlett-Packard. All five were large positions in the Fund and each beat the S&P 500 by a wide margin. Apple was a particularly profitable investment, up by 147% on continued strong sales of iPhones, market share gains in computers, and anticipation of further product innovation and market share gains. Nearly as impressive was Google, which more than doubled as the on-line advertising market recovered.

   We fared less well with the Fund's investments in banks, the worst-performing industry group in the S&P 500 last year. The Fund's holding in Zions
   Bancorp was particularly disappointing, as the bank's loan book continued to deteriorate; we sold the Fund's position at a loss. The Fund's performance also was hurt when we were slow to sell a number of 2008's winners that lagged badly as the market recovered. These included drug company Johnson & Johnson, oil giant ExxonMobil, and electric utility Southern.

Q What were some of the more noteworthy changes that you made to the Fund's portfolio over the 12 months ended December 31, 2009?

A We made a number of noteworthy additions to the Fund in 2009. We added coffee giant Starbucks in April, as the company's turnaround efforts started to gain traction and the firm enjoyed a 94% gain by year end. We continue to hold the stock, as we expect the turnaround will continue through 2010. In the Energy sector, we added three exploration and production companies shortly after oil prices bottomed in February 2009. The three companies, Anadarko Petroleum, Southwestern Energy, and Devon Energy, outpaced the S&P 500 by a healthy margin. Finally, we took advantage of recapitalization efforts in the Financials sector and added Morgan Stanley Group and State Street to the portfolio when the companies issued new shares to shore up their balance sheets.


                          Pioneer Research Fund | Annual Report | 12/31/09     5

   We parted with a number of the Fund's winners in 2009, including long-time holding IntercontinentalExchange, which we judged had reached fair value, and oil services company Weatherford International, which posted a strong rebound in 2009 after a disappointing 2008. We also sold PepsiCo after losing confidence in the near- to intermediate-term prospects for the company. Finally, we sold Internet software company Omniture after it received a bid from Adobe Systems at a substantial premium.

Q With an apparent global economic recovery under way, but with unemployment and government-debt levels still quite high, particularly in developed markets, including the U.S., what is your outlook for the months ahead?

A Economic growth is the cure for many ills, including high unemployment and large deficits. We remain optimistic about the prospects for U.S. economic growth, provided policy makers make good judgments and avoid damaging actions.

   Our optimism is driven by the conditions in place to support economic growth: the capital markets are open, interest rates are low, inflation is under control and there is adequate monetary and fiscal stimulus to sustain the recovery.

   We believe modest economic growth could fuel a better-than-expected earnings recovery given the operating leverage provided by aggressive corporate cost cutting. We consider that a reasonable scenario and remain optimistic about the prospects for equities.


Please refer to the Schedule of Investments on pages 15-23 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Research Fund | Annual Report | 12/31/09

Portfolio Summary | 12/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       95.7%
Temporary Cash Investments                                2.5%
International Common Stocks                               1.3%
Depositary Receipts for International Stocks              0.5%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Information Technology                                   19.5%
Financials                                               14.4%
Health Care                                              12.8%
Energy                                                   11.7%
Consumer Staples                                         11.4%
Industrials                                              10.5%
Consumer Discretionary                                    9.4%
Utilities                                                 3.7%
Materials                                                 3.4%
Telecommunication Services                                3.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Chevron Corp.                 3.18%
--------------------------------------------------------------------------------
    2.    Apple, Inc.                   2.93
--------------------------------------------------------------------------------
    3.    Microsoft Corp.               2.22
--------------------------------------------------------------------------------
    4.    Pfizer, Inc.                  2.22
--------------------------------------------------------------------------------
    5.    JPMorgan Chase & Co.          2.15
--------------------------------------------------------------------------------
    6.    Google, Inc.                  2.13
--------------------------------------------------------------------------------
    7.    Cisco Systems, Inc.           2.09
--------------------------------------------------------------------------------
    8.    Wells Fargo & Co.             1.94
--------------------------------------------------------------------------------
    9.    3M Co.                        1.88
--------------------------------------------------------------------------------
   10.    Colgate-Palmolive Co.         1.72
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.



                          Pioneer Research Fund | Annual Report | 12/31/09     7

Prices and Distributions | 12/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class           12/31/09           12/31/08
--------------------------------------------------------------------------------
       A              $ 8.21             $ 6.43
--------------------------------------------------------------------------------
       B              $ 7.80             $ 6.10
--------------------------------------------------------------------------------
       C              $ 7.85             $ 6.16
--------------------------------------------------------------------------------
       Y              $ 8.28             $ 6.48
--------------------------------------------------------------------------------


Distributions per Share: 1/1/09-12/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A           $ 0.0903              $ --              $ --
--------------------------------------------------------------------------------
       B           $ 0.0065              $ --              $ --
--------------------------------------------------------------------------------
       C           $ 0.0299              $ --              $ --
--------------------------------------------------------------------------------
       Y           $ 0.1076              $ --              $ --
--------------------------------------------------------------------------------


Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-12.


8     Pioneer Research Fund | Annual Report | 12/31/09

Performance Update | 12/31/09                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of December 31, 2009)
--------------------------------------------------------------------------------
                                   Net Asset       Public Offering
Period                             Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
10 Years                           -0.33%          -0.92%
5 Years                             2.00            0.80
1 Year                             29.11           21.72
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------------------------
                                    1.36%           1.25%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer     Standard & Poor's
                   Research Fund     500 Index
12/99                 9,425           10,000
12/01                 7,694            8,010
12/03                 7,417            8,030
12/05                 8,856            9,340
12/07                10,906           11,407
12/09                 9,121            9,090


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through May 1, 2012 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                          Pioneer Research Fund | Annual Report | 12/31/09     9

Performance Update | 12/31/09                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of December 31, 2009)
--------------------------------------------------------------------------------
                                   If             If
Period                             Held           Redeemed
--------------------------------------------------------------------------------
10 Years                           -1.15%          -1.15%
5 Years                             1.09            1.09
1 Year                             27.98           23.98
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------------------------
                                    2.22%           2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer     Standard & Poor's
                   Research Fund     500 Index
12/99                10,000           10,000
12/01                 8,032            8,010
12/03                 7,633            8,030
12/05                 8,958            9,340
12/07                10,843           11,407
12/09                 8,905            9,090


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through May 1, 2011 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Research Fund | Annual Report | 12/31/09

Performance Update | 12/31/09                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of December 31, 2009)
--------------------------------------------------------------------------------
                                   If             If
Period                             Held           Redeemed
--------------------------------------------------------------------------------
10 Years                           -1.10%          -1.10%
5 Years                             1.12            1.12
1 Year                             27.93           27.93
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------------------------
                                    2.05%           2.05%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer     Standard & Poor's
                   Research Fund     500 Index
12/99                10,000           10,000
12/01                 8,046            8,010
12/03                 7,657            8,030
12/05                 8,990            9,340
12/07                10,888           11,407
12/09                 8,953            9,090


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through May 1, 2011 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                         Pioneer Research Fund | Annual Report | 12/31/09     11

Performance Update | 12/31/09                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of December 31, 2009)
--------------------------------------------------------------------------------
                                   If             If
Period                             Held           Redeemed
--------------------------------------------------------------------------------
10 Years                           -0.17%          -0.17%
5 Years                             2.31            2.31
1 Year                             29.46           29.46
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------------------------
                                    0.82%           0.82%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                     Pioneer     Standard & Poor's
                   Research Fund     500 Index
12/99                10,000           10,000
12/01                 8,161            8,010
12/03                 7,867            8,030
12/05                 9,414            9,340
12/07                11,674           11,407
12/09                 9,830            9,090


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on August 11, 2004, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Research Fund | Annual Report | 12/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from July 1, 2009 through December 31, 2009.


---------------------------------------------------------------------------------------
 Share Class                 A                B                C                Y
---------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/09
---------------------------------------------------------------------------------------
 Ending Account          $ 1,226.23       $ 1,219.79       $ 1,219.89       $ 1,226.41
 Value on 12/31/09
---------------------------------------------------------------------------------------
 Expenses Paid           $     7.01       $    12.03       $    12.03       $     5.44
 During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.97% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                         Pioneer Research Fund | Annual Report | 12/31/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2009 through December 31, 2009.


---------------------------------------------------------------------------------------
 Share Class                 A                B                C                Y
---------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 7/1/09
---------------------------------------------------------------------------------------
 Ending Account          $ 1,018.90       $ 1,014.37       $ 1,014.37       $ 1,020.32
 Value on 12/31/09
---------------------------------------------------------------------------------------
 Expenses Paid           $     6.36       $    10.92       $    10.92       $     4.94
 During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.97% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


14     Pioneer Research Fund | Annual Report | 12/31/09

Schedule of Investments | 12/31/09


-----------------------------------------------------------------------------
 Shares                                                            Value
-----------------------------------------------------------------------------
             COMMON STOCKS -- 99.3%
             ENERGY -- 11.7%
             Integrated Oil & Gas -- 4.7%
  26,466     Chevron Corp.                                       $ 2,037,617
  11,800     Occidental Petroleum Corp.                              959,930
                                                                 -----------
                                                                 $ 2,997,547
----------------------------------------------------------------------------
             Oil & Gas Drilling -- 0.5%
   4,200     Transocean, Ltd.*                                   $   347,760
----------------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 1.4%
  16,500     Halliburton Co.                                     $   496,485
  15,200     Smith International, Inc.                               412,984
                                                                 -----------
                                                                 $   909,469
----------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 4.4%
   9,400     Anadarko Petroleum Corp.                            $   586,748
   6,432     Apache Corp.                                            663,588
   9,300     Devon Energy Corp.                                      683,550
   8,000     Range Resources Corp.                                   398,800
  10,200     Southwestern Energy Co.*                                491,640
                                                                 -----------
                                                                 $ 2,824,326
----------------------------------------------------------------------------
             Oil & Gas Storage & Transportation -- 0.7%
  44,242     El Paso Corp.                                       $   434,899
                                                                 -----------
             Total Energy                                        $ 7,514,001
----------------------------------------------------------------------------
             MATERIALS -- 3.4%
             Diversified Chemical -- 1.3%
  24,900     Dow Chemical Co.                                    $   687,987
   2,900     FMC Corp.                                               161,704
                                                                 -----------
                                                                 $   849,691
----------------------------------------------------------------------------
             Diversified Metals & Mining -- 0.7%
   5,200     Freeport-McMoRan Copper & Gold, Inc. (Class B)*     $   417,508
----------------------------------------------------------------------------
             Industrial Gases -- 0.9%
   7,500     Air Products & Chemicals, Inc.                      $   607,950
----------------------------------------------------------------------------
             Paper Packaging -- 0.5%
  14,000     Packaging Corp. of America                          $   322,140
                                                                 -----------
             Total Materials                                     $ 2,197,289
----------------------------------------------------------------------------
             CAPITAL GOODS -- 7.9%
             Aerospace & Defense -- 2.4%
   8,208     Northrop Grumman Corp.                              $   458,417
  15,790     United Technologies Corp.                             1,095,984
                                                                 -----------
                                                                 $ 1,554,401
----------------------------------------------------------------------------
             Construction & Engineering -- 0.6%
  20,246     KBR, Inc.                                           $   384,674
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Annual Report | 12/31/09     15

----------------------------------------------------------------------
 Shares                                                      Value
----------------------------------------------------------------------
             Industrial Conglomerates -- 1.8%
  14,525     3M Co.                                        $ 1,200,782
----------------------------------------------------------------------
             Industrial Machinery -- 2.2%
  12,872     Crane Co.                                     $   394,141
  20,317     Kennametal, Inc.                                  526,617
   8,793     SPX Corp.                                         480,977
                                                           -----------
                                                           $ 1,401,735
----------------------------------------------------------------------
             Trading Companies & Distributors -- 0.9%
   5,900     W.W. Grainger, Inc.                           $   571,297
                                                           -----------
             Total Capital Goods                           $ 5,112,889
----------------------------------------------------------------------
             TRANSPORTATION -- 2.4%
             Air Freight & Couriers -- 1.0%
   7,700     FedEx Corp.                                   $   642,565
----------------------------------------------------------------------
             Railroads -- 1.0%
   3,600     Canadian National Railway Co.                 $   195,696
   8,800     CSX Corp.                                         426,712
                                                           -----------
                                                           $   622,408
----------------------------------------------------------------------
             Trucking -- 0.4%
   9,000     J.B. Hunt Transport Services, Inc.            $   290,430
                                                           -----------
             Total Transportation                          $ 1,555,403
----------------------------------------------------------------------
             CONSUMER SERVICES -- 2.7%
             Hotels, Resorts & Cruise Lines -- 0.6%
  14,002     Marriott International, Inc. (b)              $   381,555
----------------------------------------------------------------------
             Restaurants -- 2.1%
  12,074     McDonald's Corp.                              $   753,901
  26,900     Starbucks Corp.*                                  620,313
                                                           -----------
                                                           $ 1,374,214
                                                           -----------
             Total Consumer Services                       $ 1,755,769
----------------------------------------------------------------------
             MEDIA -- 3.0%
             Advertising -- 0.5%
  40,300     The Interpublic Group of Companies, Inc.*     $   297,414
----------------------------------------------------------------------
             Cable & Satellite -- 1.3%
  51,600     Comcast Corp.                                 $   869,976
----------------------------------------------------------------------
             Movies & Entertainment -- 1.2%
  16,666     Time Warner, Inc.                             $   485,647
  10,343     Viacom, Inc. (Class B)*                           307,497
                                                           -----------
                                                           $   793,144
                                                           -----------
             Total Media                                   $ 1,960,534
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Research Fund | Annual Report | 12/31/09

-----------------------------------------------------------------
 Shares                                                 Value
-----------------------------------------------------------------
             RETAILING -- 3.6%
             Apparel Retail -- 1.2%
  24,400     Gap, Inc.                                $   511,180
   7,562     TJX Co., Inc.                                276,391
                                                      -----------
                                                      $   787,571
-----------------------------------------------------------------
             General Merchandise Stores -- 0.7%
   9,181     Target Corp.                             $   444,085
-----------------------------------------------------------------
             Home Improvement Retail -- 0.8%
  16,800     Home Depot, Inc.                         $   486,024
-----------------------------------------------------------------
             Internet Retail -- 0.9%
   4,300     Amazon.com, Inc.*                        $   578,435
                                                      -----------
             Total Retailing                          $ 2,296,115
-----------------------------------------------------------------
             FOOD & DRUG RETAILING -- 2.7%
             Drug Retail -- 1.2%
  23,359     CVS/Caremark Corp.                       $   752,393
-----------------------------------------------------------------
             Hypermarkets & Supercenters -- 1.5%
  18,350     Wal-Mart Stores, Inc.                    $   980,808
                                                      -----------
             Total Food & Drug Retailing              $ 1,733,201
-----------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 5.9%
             Brewers -- 1.4%
  16,800     Anheuser-Busch Inbev NV                  $   876,005
-----------------------------------------------------------------
             Distillers & Vintners -- 0.4%
  16,100     Constellation Brands, Inc.*              $   256,473
-----------------------------------------------------------------
             Packaged Foods & Meats -- 0.4%
   6,900     Hershey Foods Corp.                      $   246,951
-----------------------------------------------------------------
             Soft Drinks -- 1.8%
  19,000     Coca-Cola Co.                            $ 1,083,000
   2,300     Hansen Natural Corp.*                         88,320
                                                      -----------
                                                      $ 1,171,320
-----------------------------------------------------------------
             Tobacco -- 1.9%
   4,691     Lorillard, Inc.                          $   376,359
  17,650     Philip Morris International, Inc.            850,553
                                                      -----------
                                                      $ 1,226,912
                                                      -----------
             Total Food, Beverage & Tobacco           $ 3,777,661
-----------------------------------------------------------------
             HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
             Household Products -- 1.7%
  13,400     Colgate-Palmolive Co.                    $ 1,100,810
-----------------------------------------------------------------
             Personal Products -- 1.1%
   9,500     Alberto-Culver Co. (Class B)             $   278,255

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Annual Report | 12/31/09     17

-------------------------------------------------------------------------
 Shares                                                         Value
-------------------------------------------------------------------------
            Personal Products -- (continued)
   8,600    Estee Lauder Co.                                  $   415,896
                                                              -----------
                                                              $   694,151
                                                              -----------
            Total Household & Personal Products               $ 1,794,961
-------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 3.8%
            Health Care Equipment -- 1.3%
   9,100    Baxter International, Inc.                        $   533,988
   6,800    Covidien, Ltd.                                        325,652
                                                              -----------
                                                              $   859,640
-------------------------------------------------------------------------
            Health Care Services -- 0.9%
   5,000    DaVita, Inc.*                                     $   293,700
  12,200    Omnicare, Inc.                                        294,996
                                                              -----------
                                                              $   588,696
-------------------------------------------------------------------------
            Managed Health Care -- 1.6%
  10,100    Aetna, Inc.                                       $   320,170
  22,300    United Healthcare Group, Inc.                         679,704
                                                              -----------
                                                              $   999,874
                                                              -----------
            Total Health Care Equipment & Services            $ 2,448,210
-------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 8.9%
            Biotechnology -- 2.3%
   5,934    Advanced Magnetics, Inc.*(b)                      $   225,670
   5,500    Alexion Pharmaceuticals, Inc.*                        268,510
   9,500    Amgen, Inc.*                                          537,415
   6,940    Cubist Pharmaceuticals, Inc.*                         131,652
   7,700    Vertex Pharmaceuticals, Inc.*(b)                      329,945
                                                              -----------
                                                              $ 1,493,192
-------------------------------------------------------------------------
            Life Sciences Tools & Services -- 0.4%
   5,900    Thermo Fisher Scientific, Inc.*                   $   281,371
-------------------------------------------------------------------------
            Pharmaceuticals -- 6.2%
  13,000    Abbott Laboratories, Inc.                         $   701,870
  18,706    Bristol-Myers Squibb Co.                              472,327
  29,000    Merck & Co., Inc.                                   1,059,660
  78,000    Pfizer, Inc.                                        1,418,820
   5,809    Teva Pharmaceutical Industries, Ltd. (A.D.R.)         326,350
                                                              -----------
                                                              $ 3,979,027
                                                              -----------
            Total Pharmaceuticals & Biotechnology             $ 5,753,590
-------------------------------------------------------------------------
            BANKS -- 3.0%
            Diversified Banks -- 1.9%
  46,000    Wells Fargo & Co.                                 $ 1,241,540
-------------------------------------------------------------------------
            Regional Banks -- 1.1%
  98,300    KeyCorp                                           $   545,565

The accompanying notes are an integral part of these financial statements.

18     Pioneer Research Fund | Annual Report | 12/31/09

-------------------------------------------------------------------
 Shares                                                   Value
-------------------------------------------------------------------
            Regional Banks -- (continued)
   3,386    PNC Bank Corp.                              $   178,747
                                                        -----------
                                                        $   724,312
                                                        -----------
            Total Banks                                 $ 1,965,852
-------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 8.1%
            Asset Management & Custody Banks -- 2.1%
   5,774    Franklin Resources, Inc.                    $   608,291
  17,838    State Street Corp.                              776,667
                                                        -----------
                                                        $ 1,384,958
-------------------------------------------------------------------
            Diversified Finance Services -- 2.1%
  33,000    JPMorgan Chase & Co.                        $ 1,375,110
-------------------------------------------------------------------
            Investment Banking & Brokerage -- 3.1%
  28,399    Lazard, Ltd.                                $ 1,078,310
  31,300    Morgan Stanley & Co., Inc.                      926,480
                                                        -----------
                                                        $ 2,004,790
-------------------------------------------------------------------
            Specialized Finance -- 0.8%
   1,466    CME Group, Inc.                             $   492,503
                                                        -----------
            Total Diversified Financials                $ 5,257,361
-------------------------------------------------------------------
            INSURANCE -- 3.1%
            Life & Health Insurance -- 1.7%
  17,100    Prudential Financial, Inc.                  $   850,896
  13,900    Unum Group                                      271,328
                                                        -----------
                                                        $ 1,122,224
-------------------------------------------------------------------
            Property & Casualty Insurance -- 1.4%
  10,800    ACE, Ltd.                                   $   544,320
  11,300    Allstate Corp.                                  339,452
                                                        -----------
                                                        $   883,772
                                                        -----------
            Total Insurance                             $ 2,005,996
-------------------------------------------------------------------
            SOFTWARE & SERVICES -- 7.6%
            Application Software -- 0.9%
   6,829    Citrix Systems, Inc.*                       $   284,155
  17,200    Nuance Communications, Inc.*(b)                 267,288
                                                        -----------
                                                        $   551,443
-------------------------------------------------------------------
            Internet Software & Services -- 2.6%
   2,200    Google, Inc.*                               $ 1,363,956
  20,313    Yahoo!, Inc.*                                   340,852
                                                        -----------
                                                        $ 1,704,808
-------------------------------------------------------------------
            Systems Software -- 4.1%
  46,544    Microsoft Corp.                             $ 1,419,127
  37,613    Oracle Corp.                                    923,023

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Annual Report | 12/31/09     19

------------------------------------------------------------------------
 Shares                                                        Value
------------------------------------------------------------------------
            Systems Software -- (continued)
   9,517    Rovi Corp.*(b)                                   $   303,307
                                                             -----------
                                                             $ 2,645,457
                                                             -----------
            Total Software & Services                        $ 4,901,708
------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 9.2%
            Communications Equipment -- 3.4%
  55,837    Cisco Systems, Inc.*                             $ 1,336,738
  19,000    Qualcomm, Inc.                                       878,940
                                                             -----------
                                                             $ 2,215,678
------------------------------------------------------------------------
            Computer Hardware -- 4.4%
   8,900    Apple, Inc.*                                     $ 1,876,654
  18,978    Hewlett-Packard Co.                                  977,557
                                                             -----------
                                                             $ 2,854,211
------------------------------------------------------------------------
            Electronic Equipment & Instruments -- 0.6%
  10,900    Flir Systems, Inc.*                              $   356,648
------------------------------------------------------------------------
            Office Electronics -- 0.8%
  57,200    Xerox Corp. (b)                                  $   483,912
                                                             -----------
            Total Technology Hardware & Equipment            $ 5,910,449
------------------------------------------------------------------------
            SEMICONDUCTORS -- 2.6%
  11,000    Analog Devices, Inc.                             $   347,380
  57,000    Atmel Corp.*                                         262,770
  52,300    Intel Corp.                                        1,066,920
                                                             -----------
                                                             $ 1,677,070
                                                             -----------
            Total Semiconductors                             $ 1,677,070
------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 3.2%
            Integrated Telecommunication Services -- 3.2%
  16,500    Century Telephone Enterprises, Inc.              $   597,465
  29,752    Verizon Communications, Inc.                         985,684
  41,210    Windstream Corp.                                     452,898
                                                             -----------
                                                             $ 2,036,047
                                                             -----------
            Total Telecommunication Services                 $ 2,036,047
------------------------------------------------------------------------
            UTILITIES -- 3.7%
            Electric Utilities -- 0.5%
   7,300    FirstEnergy Corp.                                $   339,085
------------------------------------------------------------------------
            Gas Utilities -- 0.8%
  12,272    Questar Corp.                                    $   510,147
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Research Fund | Annual Report | 12/31/09

------------------------------------------------------------------------
 Shares                                                        Value
------------------------------------------------------------------------
                Multi-Utilities -- 2.4%
      23,300    Public Service Enterprise Group, Inc.        $   774,725
      13,186    Sempra Energy Corp.                              738,152
                                                             -----------
                                                             $ 1,512,877
                                                             -----------
                Total Utilities                              $ 2,362,109
------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $52,027,451)                           $64,016,215
------------------------------------------------------------------------
Principal
Amount ($)
------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 2.5%
                Securities Lending Collateral -- 2.5% (c)
                Certificates of Deposit:
      48,520    Bank of Nova Scotia, 0.19%, 2/17/10          $    48,520
      48,520    DnB NOR Bank ASA NY, 0.2%, 2/17/10                48,520
      17,663    Nordea Bank Finland, 0.19%, 1/28/10               17,663
      44,110    Svenska NY, 0.20%, 3/30/10                        44,110
      52,931    Rabobank Nederland NY, 0.19%, 3/2/10              52,931
       4,731    Westpac Banking NY, 1.35%, 3/19/10                 4,731
      44,108    Societe Generale, 0.21%, 3/4/10                   44,108
      48,520    CBA Financial, 0.27%, 1/3/11                      48,520
      13,435    BNP Paribas, 0.78%, 6/4/10                        13,435
      31,335    Wachovia Bank NA, 1.17%, 5/14/10                  31,335
                                                             -----------
                                                             $   353,873
------------------------------------------------------------------------
                Commercial Paper:
      35,266    BBVA London, 0.28%, 3/18/10                  $    35,266
       9,466    US Bancorp, 0.26%, 5/6/10                          9,466
       8,885    American Honda Finance, 0.22%, 2/5/10              8,885
      13,244    GE Capital Corp., 0.45%, 8/20/10                  13,244
       4,775    GE Capital Corp., 0.38%, 10/21/10                  4,775
       4,807    GE Capital Corp., 0.34%, 10/6/10                   4,807
      35,276    HND AF, 0.18%, 3/2/10                             35,276
      48,507    HSBC, 0.20%, 2/19/10                              48,507
       4,920    John Deer Capital Corp., 0.36%, 7/6/10             4,920
      37,361    JPMorgan Chase & Co., 0.57%, 9/24/10              37,361
      44,094    NABPP, 0.19%, 3/8/10                              44,094
      34,379    PARFIN, 0.25%, 4/19/10                            34,379
      44,091    Cafco, 0.20%, 3/15/10                             44,091
      48,504    Char FD, 0.18%, 3/5/10                            48,504
      44,064    WSTPAC, 0.25%, 5/27/10                            44,064
      26,456    Ciesco, 0.20%, 3/8/10                             26,456
      22,049    Ciesco, 0.20%, 2/18/10                            22,049
      44,100    Fasco, 0.17%, 2/12/10                             44,100
      22,086    Kithaw, 0.21%, 3/2/10                             22,086
      22,624    Kithaw, 0.20%, 2/23/10                            22,624
      30,290    Old LLC, 0.19%, 3/17/10                           30,290

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Annual Report | 12/31/09     21

-------------------------------------------------------------------------
Principal
Amount                                                          Value
-------------------------------------------------------------------------
                  Commercial Paper:  -- (continued)
      12,369      Old LLC, 0.18%, 2/17/10                     $    12,369
      15,058      Ranger, 0.20%, 3/12/10                           15,058
      14,994      SRCPP, 0.19%, 2/3/10                             14,994
      30,870      SRCPP, 0.19%, 2/10/10                            30,870
      13,221      TB LLC, 0.19%, 2/8/10                            13,221
      24,247      TB LLC, 0.20%, 3/5/10                            24,247
       8,826      TB LLC, 0.10%, 2/9/10                             8,826
      50,329      Bank of America, 0.87%, 5/12/10                  50,329
       8,823      BBVA Senior US, 0.30%, 3/12/10                    8,823
      50,020      Santander, 0.33%, 7/23/10                        50,020
      17,637      WFC, 0.49%, 8/20/10                              17,637
                                                              -----------
                                                              $   831,638
-------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
     176,435      Deutsche Bank, 0.01%, 1/4/10                $   176,435
      88,218      JPMorgan, 0.0%, 1/4/10                           88,218
     119,187      Barclays Capital Markets, 0.0%, 1/4/10          119,187
                                                              -----------
                                                              $   383,840
-------------------------------------------------------------------------
 Shares
-------------------------------------------------------------------------
                  Money Market Mutual Funds:
      35,287      Dreyfus Preferred Money Market Fund         $    35,287
      35,287      Blackrock Liquidity Temporary Cash Fund          35,287
                                                              -----------
                                                              $    70,574
                                                              -----------
                  Total Securities Lending Collateral         $ 1,639,925
-------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $1,639,925)                           $ 1,639,925
-------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 101.8%
                  (Cost $53,667,376)(a)                       $65,656,140
-------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- (1.8)%      $(1,170,011)
-------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                  $64,486,129
=========================================================================

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At December 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $56,563,604 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $10,118,023
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (1,025,487)
                                                                                   -----------
       Net unrealized gain                                                         $ 9,092,536
                                                                                   ===========


The accompanying notes are an integral part of these financial statements.

22     Pioneer Research Fund | Annual Report | 12/31/09

(b)      At December 31, 2009, the following securities were out on loan:


-----------------------------------------------------------
    Shares       Security                          Value
-----------------------------------------------------------
      5,700    Advanced Magnetics, Inc.*         $  216,771
     13,800    Marriott International, Inc.         376,050
     17,000    Nuance Communications, Inc.*         264,180
      9,100    Rovi Corp.*                          290,017
      7,600    Vertex Pharmaceuticals, Inc.*        325,660
     12,400    Xerox Corp.                          104,904
-----------------------------------------------------------
               Total                             $1,577,582
===========================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2009 aggregated $59,737,322 and $99,212,828, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:



---------------------------------------------------------------------------------
                               Level 1        Level 2      Level 3    Total
---------------------------------------------------------------------------------
 Common Stocks                 $64,016,215    $       --      $--     $64,016,215
 Temporary Cash Investments             --     1,569,351       --       1,569,351
 Money Market Mutual Funds          70,574            --       --          70,574
---------------------------------------------------------------------------------
  Total                        $64,086,789    $1,569,351      $--     $65,656,140
=================================================================================


The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Annual Report | 12/31/09     23

Statement of Assets and Liabilities | 12/31/09


ASSETS:
  Investment in securities (including securities loaned of $1,577,582)
   (cost $53,667,376)                                                     $65,656,140
  Cash                                                                        515,210
  Receivables --
   Investment securities sold                                                 152,007
   Fund shares sold                                                            59,153
   Dividends                                                                   80,186
   Due from Pioneer Investment Management, Inc.                                 7,201
  Other                                                                        36,459
-------------------------------------------------------------------------------------
     Total assets                                                         $66,506,356
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $   167,290
   Fund shares repurchased                                                    146,901
   Upon return of securities loaned                                         1,639,925
  Due to affiliates                                                            12,040
  Accrued expenses                                                             54,071
-------------------------------------------------------------------------------------
     Total liabilities                                                    $ 2,020,227
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $97,565,731
  Undistributed net investment income                                          14,742
  Accumulated net realized loss on investments and foreign currency
   transactions                                                           (45,083,108)
  Net unrealized gain on investments                                       11,988,764
-------------------------------------------------------------------------------------
     Total net assets                                                     $64,486,129
-------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $13,866,234/1,688,947 shares)                         $      8.21
  Class B (based on $4,453,411/570,996 shares)                            $      7.80
  Class C (based on $1,422,380/181,235 shares)                            $      7.85
  Class Y (based on $44,744,104/5,404,101 shares)                         $      8.28
MAXIMUM OFFERING PRICE:
  Class A ($8.21 [divided by] 94.25%)                                     $      8.71
=====================================================================================


The accompanying notes are an integral part of these financial statements.

24     Pioneer Research Fund | Annual Report | 12/31/09

Statement of Operations

For the Year Ended 12/31/09



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,897)             $   1,440,934
  Interest                                                                  254
  Income from securities loaned, net                                     29,132
---------------------------------------------------------------------------------------------------
     Total investment income                                                           $  1,470,320
---------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 $     438,852
  Transfer agent fees
   Class A                                                               33,989
   Class B                                                               22,791
   Class C                                                                4,401
   Class Y                                                                1,255
  Distribution fees
   Class A                                                               28,385
   Class B                                                               49,780
   Class C                                                               12,000
  Shareholder communications expense                                     18,733
  Administrative reimbursements                                          22,335
  Custodian fees                                                         25,481
  Registration fees                                                      54,307
  Professional fees                                                      56,045
  Printing expense                                                       41,469
  Fees and expenses of nonaffiliated trustees                             7,895
  Miscellaneous                                                           6,172
---------------------------------------------------------------------------------------------------
     Total expenses                                                                    $    823,890
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                  (65,327)
     Less fees paid indirectly                                                                   (4)
---------------------------------------------------------------------------------------------------
     Net expenses                                                                      $    758,559
---------------------------------------------------------------------------------------------------
       Net investment income                                                           $    711,761
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                    $ (19,354,572)
   Class actions                                                         18,892
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                       (2,236)       $(19,337,916)
---------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                    $  32,907,772
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                          (57)       $ 32,907,715
---------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                            $ 13,569,799
---------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                 $ 14,281,560
===================================================================================================

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Annual Report | 12/31/09     25

Statement of Changes in Net Assets

For the Years Ended 12/31/09 and 12/31/08, respectively


--------------------------------------------------------------------------------------------------
                                                                   Year Ended         Year Ended
                                                                   12/31/09           12/31/08
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                              $    711,761       $  1,769,859
Net realized loss on investments, class actions and foreign
  currency transactions                                             (19,337,916)       (23,518,342)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              32,907,715        (37,398,160)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    $ 14,281,560       $(59,146,643)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.09 and $0.10 per share, respectively)               $   (151,345)      $   (157,326)
   Class B ($0.01 and $0.01 per share, respectively)                     (3,754)            (8,796)
   Class C ($0.03 and $0.01 per share, respectively)                     (5,358)            (2,182)
   Class Y ($0.11 and $0.14 per share, respectively)                   (581,739)        (1,588,044)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $   (742,196)      $ (1,756,348)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  5,625,259       $  9,539,774
Reinvestment of distributions                                           141,796          1,653,753
Cost of shares repurchased                                          (46,015,456)       (47,093,868)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                                  $(40,248,401)      $(35,900,341)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets                                      $(26,709,037)      $(96,803,332)
NET ASSETS:
Beginning of year                                                    91,195,166        187,998,498
--------------------------------------------------------------------------------------------------
End of year                                                        $ 64,486,129       $ 91,195,166
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                $     14,742       $     44,563
--------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

26     Pioneer Research Fund | Annual Report | 12/31/09

---------------------------------------------------------------------------------------------------------
                                   '09 Shares        '09 Amount          '08 Shares        '08 Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                             544,363       $   3,771,653           595,879       $   4,885,094
Reinvestment of distributions            16,157             130,817            22,909             140,451
Less shares repurchased                (443,574)         (3,015,630)         (833,083)         (6,604,109)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)              116,946       $     886,840          (214,295)      $  (1,578,564)
=========================================================================================================
Class B
Shares sold                              62,602       $     362,844            59,344       $     433,254
Reinvestment of distributions               472               3,540             1,189               6,924
Less shares repurchased                (460,180)         (2,979,192)         (527,005)         (4,112,921)
---------------------------------------------------------------------------------------------------------
   Net decrease                        (397,106)      $  (2,612,808)         (466,472)      $  (3,672,743)
=========================================================================================================
Class C
Shares sold                              45,602       $     321,631            28,392       $     232,964
Reinvestment of distributions               481               3,701               251               1,471
Less shares repurchased                 (64,485)           (405,076)         (135,597)           (950,884)
---------------------------------------------------------------------------------------------------------
   Net decrease                         (18,402)      $     (79,744)         (106,954)      $    (716,449)
=========================================================================================================
Class Y
Shares sold                             159,986       $   1,169,131           446,293       $   3,988,462
Reinvestment of distributions               458               3,738           243,513           1,504,907
Less shares repurchased              (6,168,203)        (39,615,558)       (4,331,174)        (35,425,954)
---------------------------------------------------------------------------------------------------------
   Net decrease                      (6,007,759)      $ (38,442,689)       (3,641,368)      $ (29,932,585)
=========================================================================================================


The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Annual Report | 12/31/09     27

Financial Highlights

---------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended
                                                                     12/31/09      12/31/08
---------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                 $  6.43       $   10.09
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.06       $    0.09
 Net realized and unrealized gain (loss) on investments                 1.81           (3.65)
---------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  1.87       $   (3.56)
Distributions to shareowners:
 Net investment income                                                 (0.09)          (0.10)
 Net realized gain                                                        --              --
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  1.78       $   (3.66)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  8.21       $    6.43
=============================================================================================
Total return*                                                          29.11%         (35.22)%
Ratio of net expenses to average net assets+                            1.25%           1.26%
Ratio of net investment income to average net assets+                   0.90%           0.96%
Portfolio turnover rate                                                   90%             87%
Net assets, end of period (in thousands)                             $13,866       $  10,110
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                           1.62%           1.36%
 Net investment income (loss)                                           0.53%           0.85%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                           1.25%           1.25%
 Net investment income                                                  0.90%           0.96%
---------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended    Year Ended
                                                                     12/31/07      12/31/06      12/31/05
-----------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                 $ 11.23       $  9.80       $  9.17
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.06       $  0.04       $  0.04
 Net realized and unrealized gain (loss) on investments                 0.75          1.44          0.62
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  0.81       $  1.48       $  0.66
Distributions to shareowners:
 Net investment income                                                 (0.05)        (0.05)        (0.03)
 Net realized gain                                                     (1.90)           --            --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $ (1.14)      $  1.43       $  0.63
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 10.09       $ 11.23       $  9.80
===========================================================================================================
Total return*                                                           6.98%        15.11%         7.20%
Ratio of net expenses to average net assets+                            1.21%         1.26%         1.25%
Ratio of net investment income to average net assets+                   0.56%         0.79%         0.44%
Portfolio turnover rate                                                   82%          184%           89%
Net assets, end of period (in thousands)                             $18,022       $19,168       $ 7,526
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                           1.21%         1.43%         1.81%
 Net investment income (loss)                                           0.56%         0.62%        (0.12)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                           1.20%         1.25%         1.25%
 Net investment income                                                  0.56%         0.80%         0.44%
-----------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Research Fund | Annual Report | 12/31/09

---------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended
                                                                     12/31/09      12/31/08
---------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $  6.10       $  9.52
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $  0.00(a)    $  0.00(a)
 Net realized and unrealized gain (loss) on investments                 1.71         (3.41)
---------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  1.71       $ (3.41)
Distributions to shareowners:
 Net investment income                                                 (0.01)        (0.01)
 Net realized gain                                                        --            --
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  1.70       $ (3.42)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  7.80       $  6.10
=============================================================================================
Total return*                                                          27.98%       (35.83)%
Ratio of net expenses to average net assets+                            2.15%         2.16%
Ratio of net investment income (loss) to average net assets+            0.03%         0.02%
Portfolio turnover rate                                                   90%           87%
Net assets, end of period (in thousands)                             $ 4,453       $ 5,908
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                           2.54%         2.22%
 Net investment loss                                                   (0.36)%       (0.04)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                           2.15%         2.15%
 Net investment income (loss)                                           0.03%         0.03%
---------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended    Year Ended
                                                                     12/31/07      12/31/06      12/31/05
-----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $ 10.73       $  9.42       $  8.87
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $ (0.03)      $ (0.01)      $ (0.05)
 Net realized and unrealized gain (loss) on investments                 0.72          1.33          0.60
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  0.69       $  1.32       $  0.55
Distributions to shareowners:
 Net investment income                                                    --         (0.01)           --
 Net realized gain                                                     (1.90)           --            --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $ (1.21)      $  1.31       $  0.55
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.52       $ 10.73       $  9.42
===========================================================================================================
Total return*                                                           6.14%        14.04%         6.20%
Ratio of net expenses to average net assets+                            2.07%         2.15%         2.15%
Ratio of net investment income (loss) to average net assets+           (0.30)%       (0.11)%       (0.46)%
Portfolio turnover rate                                                   82%          184%           89%
Net assets, end of period (in thousands)                             $13,655       $16,779       $ 5,647
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                           2.07%         2.18%         2.69%
 Net investment loss                                                   (0.30)%       (0.14)%       (1.00)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                           2.07%         2.15%         2.15%
 Net investment income (loss)                                          (0.30)%       (0.11)%       (0.46)%
-----------------------------------------------------------------------------------------------------------

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                          Pioneer Research Fund | Annual Report | 12/31/09    29

---------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended
                                                                     12/31/09      12/31/08
---------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                 $  6.16       $  9.60
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $  0.00(a)    $  0.02
 Net realized and unrealized gain (loss) on investments                 1.72         (3.45)
---------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  1.72       $ (3.43)
Distributions to shareowners:
 Net investment income                                                 (0.03)        (0.01)
 Net realized gain                                                        --            --
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  1.69       $ (3.44)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  7.85       $  6.16
=============================================================================================
Total return*                                                          27.93%       (35.72)%
Ratio of net expenses to average net assets+                            2.15%         2.05%
Ratio of net investment income (loss) to average net assets+            0.01%         0.14%
Portfolio turnover rate                                                   90%           87%
Net assets, end of period (in thousands)                             $ 1,422       $ 1,230
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                           2.50%         2.05%
 Net investment income (loss)                                          (0.34)%        0.14%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                           2.15%         2.05%
 Net investment income (loss)                                           0.01%         0.14%
---------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended    Year Ended
                                                                     12/31/07      12/31/06      12/31/05
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                 $ 10.80       $  9.47       $  8.92
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $ (0.02)      $ (0.03)      $ (0.05)
 Net realized and unrealized gain (loss) on investments                 0.72          1.36          0.60
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  0.70       $  1.33       $  0.55
Distributions to shareowners:
 Net investment income                                                    --            --            --
 Net realized gain                                                     (1.90)           --            --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $ (1.20)      $  1.33       $  0.55
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.60       $ 10.80       $  9.47
===========================================================================================================
Total return*                                                           6.20%        14.04%         6.17%
Ratio of net expenses to average net assets+                            1.95%         2.16%         2.15%
Ratio of net investment income (loss) to average net assets+           (0.18)%       (0.28)%       (0.46)%
Portfolio turnover rate                                                   82%          184%           89%
Net assets, end of period (in thousands)                             $ 2,945       $ 2,716       $ 3,005
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                           1.95%         2.23%         2.62%
 Net investment income (loss)                                          (0.18)%       (0.35)%       (0.93)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                           1.94%         2.15%         2.15%
 Net investment income (loss)                                          (0.17)%       (0.27)%       (0.46)%
-----------------------------------------------------------------------------------------------------------

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Research Fund | Annual Report | 12/31/09

---------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended
                                                                     12/31/09      12/31/08
---------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                 $  6.48       $ 10.19
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.12       $  0.14
 Net realized and unrealized gain (loss) on investments                 1.79         (3.71)
---------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $  1.91       $ (3.57)
Distributions to shareowners:
 Net investment income                                                 (0.11)        (0.14)
 Net realized gain                                                        --            --
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  1.80       $ (3.71)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  8.28       $  6.48
=============================================================================================
Total return*                                                          29.46%       (34.96)%
Ratio of net expenses to average net assets+                            0.97%         0.82%
Ratio of net investment income to average net assets+                   1.22%         1.36%
Portfolio turnover rate                                                   90%           87%
Net assets, end of period (in thousands)                             $44,744       $73,947
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                           0.97%         0.82%
 Net investment income                                                  1.22%         1.36%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                           0.97%         0.82%
 Net investment income                                                  1.22%         1.36%
---------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                                     Year Ended    Year Ended    Year Ended
                                                                     12/31/07      12/31/06      12/31/05
-----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                 $  11.31      $   9.87      $   9.21
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                               $   0.10      $   0.08      $   0.03
 Net realized and unrealized gain (loss) on investments                  0.78          1.43          0.65
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $   0.88      $   1.51      $   0.68
Distributions to shareowners:
 Net investment income                                                  (0.10)        (0.07)        (0.02)
 Net realized gain                                                      (1.90)           --            --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  (1.12)     $   1.44      $   0.66
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  10.19      $  11.31      $   9.87
===========================================================================================================
Total return*                                                            7.56%        15.29%         7.35%
Ratio of net expenses to average net assets+                             0.74%         0.94%         1.12%
Ratio of net investment income to average net assets+                    1.03%         1.06%         0.76%
Portfolio turnover rate                                                    82%          184%           89%
Net assets, end of period (in thousands)                             $153,377      $140,283      $ 58,070
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            0.74%         0.94%         1.18%
 Net investment income                                                   1.03%         1.06%         0.69%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            0.74%         0.94%         1.12%
 Net investment income                                                   1.03%         1.06%         0.75%
-----------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                          Pioneer Research Fund | Annual Report | 12/31/09    31

Notes to Financial Statements | 12/31/09

1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts


32     Pioneer Research Fund | Annual Report | 12/31/09
of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

  Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
  (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

  Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

  The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At December 31, 2009, there were no securities that were valued using fair value methods. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

  Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


                         Pioneer Research Fund | Annual Report | 12/31/09     33

B. Foreign Currency Translation

  The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

  Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

  The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of December 31, 2009. The average principal of contracts open during the year ended December 31, 2009 was 42,259.


D. Federal Income Taxes

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

  The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


34     Pioneer Research Fund | Annual Report | 12/31/09

  At December 31, 2009, the Fund has reclassified $614 to increase undistributed net investment income and $614 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

  At December 31, 2009, the Fund had a net capital loss carryforward of $42,173,511, of which $15,902,502 will expire in 2016 and $26,271,009 will expire in 2017 if not utilized.

  The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:


-------------------------------------------------------
                                   2009            2008
-------------------------------------------------------
   Distributions paid from:
   Ordinary income              $742,196     $1,756,006
   Long-term capital gain             --            342
-------------------------------------------------------
     Total                      $742,196     $1,756,348
=======================================================

  The following shows components of distributable earnings on a federal income tax basis at December 31, 2009:


---------------------------------------------------------
                                                     2009
---------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income             $     1,373
   Capital loss carryforward                 (42,173,511)
   Unrealized appreciation                     9,092,536
---------------------------------------------------------
     Total                                   $(33,079,602)
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships.


E. Fund Shares

  The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $3,434 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2009.


F. Class Allocations

  Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the fiscal year, the Fund recognized gains of $18,892 in the


                         Pioneer Research Fund | Annual Report | 12/31/09     35
  settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

  Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

  Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


G. Securities Lending

  The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


H. Repurchase Agreements

  With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral



36     Pioneer Research Fund | Annual Report | 12/31/09
  for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the year ended December 31, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the average daily net assets for the period.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2012 for Class A shares, and through May 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,740 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2009, such out-of-pocket expenses by class of shares were as follows:


                         Pioneer Research Fund | Annual Report | 12/31/09     37

---------------------------------------------
 Shareholder Communications:
---------------------------------------------
 Class A                              $ 9,260
 Class B                                5,633
 Class C                                1,861
 Class Y                                1,979
---------------------------------------------
   Total                              $18,733
=============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,041 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2009.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $259 in distribution fees payable to PFD at December 31, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2009, CDSCs in the amount of $7,507 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2009, the Fund's expenses were reduced by $4 under such arrangements.


38     Pioneer Research Fund | Annual Report | 12/31/09

6. Additional Disclosures about Derivative Instruments and Hedging Activities

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009 was as follows:


-------------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for
as Hedging
Instruments Under
Accounting
Standards             Location of Gain                                                   Realized Gain
Codification          or (Loss) On                                                       or (Loss) on
(ASC) 815             Derivatives                                                        Derivatives
(formerly FASB        Recognized                                                         Recognized
Statement 133)        in Income                                                          in Income
-------------------------------------------------------------------------------------------------------
 Foreign Exchange     Net realized loss on forward foreign currency contracts and            $ (447)
 Contracts            other assets and liabilities denominated in foreign currencies

7. Subsequent Event

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through February 22, 2010 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                         Pioneer Research Fund | Annual Report | 12/31/09     39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Research Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Research Fund (the "Fund"), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate audit procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Research Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 22, 2010

40     Pioneer Research Fund | Annual Report | 12/31/09

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Research Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


                         Pioneer Research Fund | Annual Report | 12/31/09     41

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one, three and five year periods ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the third quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted


42     Pioneer Research Fund | Annual Report | 12/31/09
that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


                         Pioneer Research Fund | Annual Report | 12/31/09     43

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


44     Pioneer Research Fund | Annual Report | 12/31/09

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 61 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 46 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


                         Pioneer Research Fund | Annual Report | 12/31/09     45

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held          Length of Service          Principal Occupation                Other Directorships
Name and Age              with the Fund          and Term of Office         During Past Five Years              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*  Chairman of the Board, Trustee since 1999.        Deputy Chairman and a director of   None
                          Trustee and President  Serves until a successor   Pioneer Global Asset Management
                                                 trustee is elected or      S.p.A. ("PGAM"); Non-Executive
                                                 earlier retirement or      Chairman and a director of Pioneer
                                                 removal.                   Investment Management USA Inc.
                                                                            ("PIM-USA"); Chairman and a
                                                                            director of Pioneer; Chairman and
                                                                            Director of Pioneer Institutional
                                                                            Asset Management, Inc. (since
                                                                            2006); Director of Pioneer
                                                                            Alternative Investment Management
                                                                            Limited (Dublin); President and a
                                                                            director of Pioneer Alternative
                                                                            Investment Management (Bermuda)
                                                                            Limited and affiliated funds;
                                                                            Director of PIOGLOBAL Real Estate
                                                                            Investment Fund (Russia) (until
                                                                            June 2006); Director of Nano-C,
                                                                            Inc. (since 2003); Director of
                                                                            Cole Management Inc. (since 2004);
                                                                            Director of Fiduciary Counseling,
                                                                            Inc.; President and Director of
                                                                            Pioneer Funds Distributor, Inc.
                                                                            ("PFD") (until May 2006);
                                                                            President of all of the Pioneer
                                                                            Funds; and Of Counsel, Wilmer
                                                                            Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)* Trustee and Executive  Trustee since 2007.        Director, CEO and President of      None
                          Vice President         Serves until a successor   Pioneer Investment Management
                                                 trustee is elected or      Pioneer Investment Management,
                                                 earlier retirement or      Inc. and Pioneer Institutional
                                                 removal.                   Asset Management, Inc. (since
                                                                            February 2007); Executive Vice
                                                                            President of all of the Pioneer
                                                                            Funds (since March 2007); Director
                                                                            of Pioneer Global Asset Management
                                                                            S.p.A. (since April 2007); and
                                                                            Head of New Markets Division,
                                                                            Pioneer Global Asset Management
                                                                            S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

46    Pioneer Research Fund | Annual Report | 12/31/09

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held          Length of Service          Principal Occupation               Other Directorships
Name and Age              with the Fund          and Term of Office         During Past Five Years             Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (66)        Trustee                Trustee since 2005.        Managing Partner, Federal City     Director of
                                                 Serves until a successor   Capital Advisors (corporate        Enterprise Community
                                                 trustee is elected or      advisory services company) (1997   Investment, Inc.
                                                 earlier retirement or      to 2004 and 2008 to present); and  (privately held
                                                 removal.                   Executive Vice President and Chief affordable housing
                                                                            Financial Officer, I-trax, Inc.    finance company);
                                                                            (publicly traded health care       and Director of
                                                                            services company) (2004 - 2007)    Oxford Analytica,
                                                                                                               Inc. (privately held
                                                                                                               research and
                                                                                                               consulting company)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)         Trustee                Trustee since 1999.        President, Bush International, LLC Director of Marriott
                                                 Serves until a successor   (international financial advisory  International, Inc.;
                                                 trustee is elected or      firm)                              Director of Discover
                                                 earlier retirement or                                         Financial Services
                                                 removal.                                                      (credit card issuer
                                                                                                               and electronic
                                                                                                               payment services);
                                                                                                               Director of Briggs &
                                                                                                               Stratton Co. (engine
                                                                                                               manufacturer);
                                                                                                               Director of UAL
                                                                                                               Corporation (airline
                                                                                                               holding company);
                                                                                                               Director of Mantech
                                                                                                               International
                                                                                                               Corporation
                                                                                                               (national security,
                                                                                                               defense, and
                                                                                                               intelligence
                                                                                                               technology firm);
                                                                                                               and Member, Board of
                                                                                                               Governors,
                                                                                                               Investment Company
                                                                                                               Institute
------------------------------------------------------------------------------------------------------------------------------------

                           Pioneer Research Fund | Annual Report | 12/31/09   47

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held          Length of Service          Principal Occupation               Other Directorships
Name and Age              with the Fund          and Term of Office         During Past Five Years             Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65) Trustee                Trustee since 2008.        Professor, Harvard University
                                                 Serves until a successor
                                                 trustee is elected or
                                                 earlier retirement or
                                                 removal.
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62) Trustee                Trustee since 1999.        Founding Director, Vice President  None
                                                 Serves until a successor   and Corporate Secretary, The
                                                 trustee is elected or      Winthrop Group, Inc. (consulting
                                                 earlier retirement or      firm); and Desautels Faculty of
                                                 removal.                   Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)      Trustee                Trustee since 2006.        Chief Executive Officer,           None
                                                 Serves until a successor   Quadriserv, Inc. (technology
                                                 trustee is elected or      products for securities lending
                                                 earlier retirement or      industry) (2008 - present);
                                                 removal.                   Private investor (2004 - 2008);
                                                                            and Senior Executive Vice
                                                                            President, The Bank of New York
                                                                            (financial and securities
                                                                            services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)  Trustee                Trustee since 1999.        President and Chief Executive      Director of New
                                                 Serves until a successor   Officer, Newbury, Piret & Company, America High Income
                                                 trustee is elected or      Inc. (investment banking firm)     Fund, Inc.
                                                 earlier retirement or                                         (closed-end
                                                 removal.                                                      investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (81)      Trustee                Trustee since 1999.        Senior Counsel, Sullivan &         Director, The Swiss
                                                 Serves until a successor   Cromwell LLP (law firm)            Helvetia Fund, Inc.
                                                 trustee is elected or                                         (closed-end
                                                 earlier retirement or                                         investment company)
                                                 removal.
------------------------------------------------------------------------------------------------------------------------------------


48    Pioneer Research Fund | Annual Report | 12/31/09

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service          Principal Occupation                Other Directorships
Name and Age               with the Fund   and Term of Office         During Past Five Years              Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)   Secretary       Since 2000. Serves at      Secretary of PIM-USA; Senior Vice   None
                                           the discretion of the      President - Legal of Pioneer;
                                           Board.                     Secretary/Clerk of most of
                                                                      PIM-USA's subsidiaries; and
                                                                      Secretary of all of the Pioneer
                                                                      Funds since September 2003
                                                                      (Assistant Secretary from November
                                                                      2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45) Assistant       Since 2003. Serves at      Associate General Counsel of        None
                           Secretary       the discretion of the      Pioneer since January 2008 and
                                           Board.                     Assistant Secretary of all of the
                                                                      Pioneer Funds since September
                                                                      2003; Vice President and Senior
                                                                      Counsel of Pioneer from July 2002
                                                                      to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)       Treasurer       Since 2008. Serves at      Vice President - Fund Accounting,   None
                                           the discretion of the      Administration and Controllership
                                           Board.                     Services of Pioneer; and Treasurer
                                                                      of all of the Pioneer Funds since
                                                                      March 2008; Deputy Treasurer of
                                                                      Pioneer from March 2004 to
                                                                      February 2008; Assistant Treasurer
                                                                      of all of the Pioneer Funds from
                                                                      March 2004 to February 2008; and
                                                                      Treasurer and Senior Vice
                                                                      President, CDC IXIS Asset
                                                                      Management Services, from 2002 to
                                                                      2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)      Assistant       Since 2000. Serves at      Assistant Vice President - Fund     None
                           Treasurer       the discretion of the      Accounting, Administration and
                                           Board.                     Controllership Services of
                                                                      Pioneer; and Assistant Treasurer
                                                                      of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)         Assistant       Since 2002. Serves at      Fund Accounting Manager - Fund      None
                           Treasurer       the discretion of the      Accounting, Administration and
                                           Board.                     Controllership Services of
                                                                      Pioneer; and Assistant Treasurer
                                                                      of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

                           Pioneer Research Fund | Annual Report | 12/31/09   49

------------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service          Principal Occupation                Other Directorships
Name and Age               with the Fund   and Term of Office         During Past Five Years              Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)      Assistant       Since 2009. Serves at      Fund Administration Manager - Fund  None
                           Treasurer       the discretion of the      Accounting, Administration and
                                           Board.                     Controllership Services since
                                                                      November 2008; Assistant Treasurer
                                                                      of all of the Pioneer Funds since
                                                                      January 2009; and Client Service
                                                                      Manager - Institutional Investor
                                                                      Services at State Street Bank from
                                                                      March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)     Chief           Since 2007. Serves at      Chief Compliance Officer of         None
                           Compliance      the discretion of the      Pioneer since December 2006 and of
                           Officer         Board,                     all the Pioneer Funds since
                                                                      January 2007; Vice President and
                                                                      Compliance Officer, MFS Investment
                                                                      Management (August 2005 to
                                                                      December 2006); Consultant,
                                                                      Fidelity Investments (February
                                                                      2005 to July 2005); and
                                                                      Independent Consultant (July 1997
                                                                      to February 2005)
------------------------------------------------------------------------------------------------------------------------------------



50    Pioneer Research Fund | Annual Report | 12/31/09

                           This page for your notes.

                         Pioneer Research Fund | Annual Report | 12/31/09     51

                            This page for your notes.

52     Pioneer Research Fund | Annual Report | 12/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form N-1A, totaled approximately $31,300 in 2009 and $31,000 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2009 and $8,290 in 2008.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in and $8,290 in 2008.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.